Inventories - Additional information (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Inventories
Inventory write-down	R 1,321	R 171
Inventories held at net realizable value	R 12,095	R 2,981